Note 12 - Investments in Associates (Details Textual) - CAD ($) $ in Thousands								12 Months Ended
	Oct. 04, 2024	Mar. 12, 2024	Oct. 13, 2022	Sep. 30, 2022	Apr. 01, 2022	Feb. 25, 2022	Jul. 01, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Proceeds from sales of investments accounted for using equity method								$ 7,042	$ 0	$ 6,774
Gains (losses) on disposals of investments								4,109	(0)	(0)
Impairment loss (reversal of impairment loss) recognised in profit or loss								100,873	0	5,506
Expense from share-based payment transactions								859	1,351	$ 1,669
Dolly Varden [member]
Statement Line Items [Line Items]
Fair value of investments in associates for which there are quoted market prices								$ 49,012	$ 51,769
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	3,000,000	5,450,000	17,000,000	17,000,000		76,504,590		8,450,000
Proceeds from sales of investments accounted for using equity method	$ 3,356	$ 4,006	$ 6,774					$ 7,042
Gains (losses) on disposals of investments								4,109
Gains on disposals of investments								2,026
Deemed gain on disposals of investments								$ 2,083
Proportion of ownership interest in associate	16.11%	19.99%	22.20%			35.33%		16.11%
Impairment loss (reversal of impairment loss) recognised in profit or loss			$ 5,506	$ 5,506
Total for all associates [member]
Statement Line Items [Line Items]
Deemed gain on disposals of investments								$ 2,083
Proportion of ownership interest in associate									100.00%	100.00%
Universal Mineral Services (UMS) [member]
Statement Line Items [Line Items]
Deemed gain on disposals of investments								$ 0
Proportion of ownership interest in associate					25.00%			25.00%
Current payables to related parties								$ 90	$ 103	$ 240
Lease, term of contract (Year)							10 years
Rental expense								91
Expense from share-based payment transactions								$ 3	$ 317	$ 483